Schedule of Investments

July 31, 2021 (Unaudited)

Schedule of Investments LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (56.5%)
Aerospace & Defense (1.9%)
General Dynamics	240	$47
Huntington Ingalls Industries	160	33
L3Harris Technologies	400	91
Textron	700	48

		219

Agricultural Products (0.2%)
Ingredion	200	18

Air Freight & Logistics (0.2%)
FedEx	100	28

Aircraft (0.9%)
Delta Air Lines*	500	20
Lockheed Martin	160	60
United Airlines Holdings*	500	23

		103

Apparel Retail (0.4%)
Foot Locker	900	51

Application Software (0.3%)
CDK Global	600	29

Asset Management & Custody Banks (1.8%)
Ameriprise Financial	300	77
Bank of New York Mellon	1,600	82
State Street	500	44

		203

Automotive (2.4%)
Ford Motor*	8,200	114
General Motors*	2,100	120
Goodyear Tire & Rubber*	1,200	19
Lear	160	28

		281

Automotive Retail (0.3%)
Group 1 Automotive	200	35

Banks (1.8%)
Bank of America	1,200	46
Citizens Financial Group	1,800	76
Regions Financial	1,400	27
Wells Fargo	500	23
Zions Bancorp	600	31

		203

Biotechnology (1.1%)
Amgen	200	49
Biogen*	69	23

LSV Global Value Fund

	Shares	Value (000)
Biotechnology (continued)
Gilead Sciences	300	$20
Regeneron Pharmaceuticals*	70	40

		132

Broadcasting (1.7%)
Fox	2,250	81
Gray Television	1,600	35
Nexstar Media Group, Cl A	400	59
ViacomCBS, Cl B	500	20

		195

Building & Construction (0.4%)
TRI Pointe Group*	2,000	48

Chemicals (1.4%)
Celanese, Cl A	250	39
Eastman Chemical	300	34
Huntsman	2,400	63
LyondellBasell Industries, Cl A	300	30

		166

Computer & Electronics Retail (0.8%)
Best Buy	800	90

Computers & Services (4.4%)
DXC Technology*	1,200	48
eBay	1,400	95
Hewlett Packard Enterprise	3,900	57
HP	3,000	87
NetApp	400	32
Oracle	1,700	147
Xerox Holdings	1,400	34

		500

Consumer Products (0.5%)
Brunswick	600	63

Consumer Staples (0.6%)
Kimberly-Clark	500	68

Data Processing & Outsourced Services (0.7%)
CSG Systems International	800	36
Sykes Enterprises*	800	43

		79

Drug Retail (0.4%)
Walgreens Boots Alliance	1,000	47

Electric Utilities (0.4%)
NRG Energy	1,100	45

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Electrical Services (0.5%)
Vistra Energy	3,200	$61

Financial Services (2.4%)
Ally Financial	1,100	56
Capital One Financial	300	49
Citigroup	1,800	121
Discover Financial Services	400	50

		276

Food, Beverage & Tobacco (0.9%)
JM Smucker	400	52
Molson Coors Beverage, Cl B	1,000	49

		101

General Merchandise Stores (0.8%)
Target	360	94

Health Care Distributors (0.8%)
Cardinal Health	500	30
McKesson	300	61

		91

Health Care Facilities (0.4%)
HCA Holdings	200	50

Health Care Services (1.1%)
CVS Health	500	41
DaVita*	360	43
Quest Diagnostics	300	43

		127

Homebuilding (0.7%)
DR Horton	800	76

Hotel & Resort REIT’s (0.1%)
Service Properties Trust	500	6

Household Products, Furniture & Fixtures (0.8%)
Whirlpool	400	89

Insurance (2.6%)
Aflac	1,000	55
Allstate	700	90
American Financial Group	400	51
Hartford Financial Services Group	400	25
Lincoln National	400	25
MGIC Investment	1,700	24
Prudential Financial	240	24

		294

Investment Banking & Brokerage (0.9%)
Jefferies Financial Group	1,800	60

LSV Global Value Fund

	Shares	Value (000)
Investment Banking & Brokerage (continued)
Morgan Stanley	500	$48

		108

IT Consulting & Other Services (1.0%)
Amdocs	585	45
International Business Machines	500	71

		116

Machinery (1.8%)
AGCO	500	66
Cummins	290	67
Meritor*	1,100	27
Oshkosh	400	48

		208

Managed Health Care (0.6%)
Anthem	170	65

Media & Entertainment (0.8%)
Comcast, Cl A	600	35
TEGNA	3,300	59

		94

Metal & Glass Containers (1.5%)
Berry Global Group*	860	55
Crown Holdings	500	50
Silgan Holdings	1,600	65

		170

Motorcycle Manufacturers (0.3%)
Harley-Davidson	1,000	40

Paper & Paper Products (0.1%)
Domtar*	200	11

Paper Packaging (0.2%)
Westrock	400	20

Petroleum & Fuel Products (0.5%)
Phillips 66	300	22
Valero Energy	600	40

		62

Pharmaceuticals (3.9%)
AbbVie	400	47
Bristol-Myers Squibb	1,300	88
Jazz Pharmaceuticals*	290	49
Lannett*	500	2
Merck	2,800	215
Organon*	170	5
Pfizer	800	34
Viatris, Cl W*	210	3

		442

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Property & Casualty Insurance (0.5%)
First American Financial	800	$54

Reinsurance (0.2%)
Everest Re Group	100	25

Retail (1.1%)
Kohl’s	800	41
Kroger	1,800	73
Macy’s*	400	7

		121

Semiconductors (0.5%)
Qorvo*	310	59

Semi-Conductors/Instruments (3.2%)
Applied Materials	600	83
Cirrus Logic*	400	33
Intel	2,770	148
Jabil	900	54
Lam Research	70	45

		363

Specialized Consumer Services (0.6%)
H&R Block	2,600	64

Technology Distributors (0.7%)
Arrow Electronics*	600	72
Avnet	300	12

		84

Technology Hardware Storage & Peripherals (1.0%)
Dell Technologies, Cl C*	1,200	116

Technology Hardware, Storage & Peripherals (0.6%)
Seagate Technology Holdings	800	70

Telephones & Telecommunications (2.6%)
AT&T	1,700	48
Cisco Systems	1,200	66
Juniper Networks	1,300	37
NETGEAR*	1,000	34
Verizon Communications	2,000	111

		296

Thrifts & Mortgage Finance (0.2%)
Radian Group	1,100	25

TOTAL U.S. COMMON STOCK (Cost $5,300)		6,482

LSV Global Value Fund

	Shares	Value (000)
Foreign Common Stock (39.9%)
Australia (2.0%)
Australian Pharmaceutical Industries	21,000	$22
BlueScope Steel	1,900	34
Fortescue Metals Group	3,300	60
OMV	700	38
Rio Tinto	800	78

		232

Belgium (0.2%)
Solvay	170	23

Brazil (0.6%)
Petrobras Distribuidora	13,000	71

Canada (1.8%)
Air Canada, Cl B*	1,200	24
B2Gold	12,000	50
Canadian Imperial Bank of Commerce	130	15
iA Financial	1,000	55
Magna International	700	59

		203

Chile (0.2%)
Enel Americas	172,566	24

China (1.6%)
China CITIC Bank, Cl H	76,000	34
China Resources Power Holdings	31,000	53
Shanghai Pharmaceuticals Holding, Cl H	4,000	9
Shenzhen Expressway, Cl H	42,000	40
Sinotrans, Cl H	125,000	46

		182

Finland (0.8%)
TietoEVRY	2,700	91

France (2.8%)
AXA	800	21
BNP Paribas	300	18
Metropole Television	2,300	46
Orange	5,600	62
Rothschild	800	30
Rubis SCA	900	36
Sanofi	800	83

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
France (continued)
Total	600	$26

		322

Germany (2.0%)
Allianz	60	15
Daimler	700	63
Deutsche Post	1,100	74
Muenchener Rueckversicherungs	50	14
Rheinmetall	300	29
Volkswagen	100	33

		228

Hong Kong (2.9%)
Asia Cement China Holdings	20,500	14
China Petroleum & Chemical, Cl H	116,000	52
China Water Affairs Group	14,000	11
Dali Foods Group	55,000	30
Dongfeng Motor Group, Cl H	34,000	30
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	14,000	38
Hengan International Group	8,000	48
Nine Dragons Paper Holdings	28,000	35
PAX Global Technology	44,000	48
SmarTone Telecommunications Holdings	5,500	3
WH Group	23,000	19

		328

Hungary (0.4%)
MOL Hungarian Oil & Gas	6,200	49

Indonesia (0.1%)
Bank Negara Indonesia Persero	27,700	9

Israel (0.1%)
Teva Pharmaceutical Industries*	900	9

Italy (0.6%)
A2A	22,200	47

LSV Global Value Fund

	Shares	Value (000)
Italy (continued)
Mediobanca Banca di Credito Finanziario	1,600	$19

		66

Japan (6.6%)
DCM Holdings	7,400	72
DTS	1,600	38
Isuzu Motors	3,500	46
ITOCHU	1,300	38
Kandenko	4,000	33
KDDI	1,700	52
Lintec	500	11
Nippon Telegraph & Telephone	1,800	46
Nisshin Oillio Group	1,100	30
Nitto Kogyo	1,200	20
Nomura Holdings	9,800	49
ORIX	2,700	47
Relia	5,700	69
Resona Holdings	3,100	12
Ricoh Leasing	2,200	69
SKY Perfect JSAT Holdings	4,000	15
Sumitomo	2,200	30
Teijin	1,900	29
Tsubakimoto Chain	400	12
Valor	1,700	36

		754

Mexico (0.7%)
Coca-Cola Femsa	13,800	78

Netherlands (1.9%)
Aegon	9,300	40
Koninklijke Ahold Delhaize	2,200	68
Royal Dutch Shell, Cl B	2,900	57
Signify	1,000	56

		221

Norway (0.3%)
DNB Bank	1,800	37

Russia (0.7%)
Gazprom PJSC ADR	6,500	50
LUKOIL PJSC ADR	370	32

		82

South Africa (0.1%)
Absa Group	800	7

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
South Korea (2.5%)
Huons	874	$46
Kginicis	1,600	30
LG Uplus	2,500	32
Samsung Electronics	1,350	91
SK Telecom	350	92

		291

Spain (0.4%)
Enagas	1,400	33
Mapfre	7,500	15

		48

Sweden (1.7%)
Bilia, Cl A	2,700	58
Inwido	1,500	28
Nordea Bank Abp	900	11
SKF, Cl B	1,100	29
Swedish Orphan Biovitrum*	1,900	37
Volvo, Cl B	1,400	33

		196

Switzerland (1.8%)
Credit Suisse Group	900	9
Novartis	500	46
Roche Holding AG	150	58
Swiss Life Holding	60	31
UBS Group	3,600	60

		204

Taiwan (2.7%)
ASE Technology Holding	18,000	79
Chipbond Technology	16,000	43
Compeq Manufacturing	20,000	31
Powertech Technology	13,000	51
Topco Scientific	16,000	74
Tripod Technology	8,000	34

		312

Thailand (0.1%)
Krung Thai Bank	21,700	7
Pruksa Holding	24,700	9

		16

Turkey (0.5%)
Coca-Cola Icecek	4,200	43
Eregli Demir ve Celik Fabrikalari	6,500	15

		58

LSV Global Value Fund

	Shares	Value (000)
United Kingdom (3.8%)
3i Group	1,700	$30
Anglo American	1,500	67
BAE Systems	9,000	72
Barclays	15,300	37
Bellway	400	18
British American Tobacco	900	34
GlaxoSmithKline	4,500	88
J Sainsbury	6,000	24
Lloyds Banking Group	43,500	28
Tesco	10,579	34

		432

TOTAL FOREIGN COMMON STOCK (Cost $4,183)		4,573

	Face Amount (000)
Repurchase Agreement (2.3%)
South Street Securities 0.010%, dated 07/30/2021, to be repurchased on 08/02/2021, repurchase price $261 (collateralized by various U.S. Treasury obligations, ranging in par value $0—$148, 0.125% - 2.125%, 05/15/2022 – 07/15/2029; total market value $266)	$261	261

TOTAL REPURCHASE AGREEMENT (Cost $261)		261

Total Investments – 98.7% (Cost $9,744)		$11,316

Percentages are based on Net Assets of $11,468 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Schedule of Investments

July 31, 2021 (Unaudited)

The following is a list of the level of inputs used as of July 31, 2021, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
United States	$6,482	$—	$—	$6,482

Total Common
Stock	6,482	—	—	6,482

Foreign Common Stock
Australia	232	—	—	232
Belgium	23	—	—	23
Brazil	71	—	—	71
Canada	203	—	—	203
Chile	24	—	—	24
China	136	46	—	182
Finland	91	—	—	91
France	322	—	—	322
Germany	228	—	—	228
Hong Kong	328	—	—	328
Hungary	49	—	—	49
Indonesia	9	—	—	9
Israel	9	—	—	9
Italy	66	—	—	66
Japan	754	—	—	754
Mexico	78	—	—	78
Netherlands	221	—	—	221
Norway	37	—	—	37
Russia	82	—	—	82
South Africa	7	—	—	7
South Korea	291	—	—	291
Spain	48	—	—	48
Sweden	196	—	—	196
Switzerland	204	—	—	204
Taiwan	312	—	—	312
Thailand	16	—	—	16
Turkey	58	—	—	58
United Kingdom	432	—	—	432

Total Foreign Common Stock	4,527	46	—	4,573

Total Repurchase Agreement	—	261	—	261

Total Investments in Securities	$11,009	$307	$—	$11,316

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-006-1500